Shareholder Report, Holdings (Details) - C000081163	Mar. 31, 2026
Alphabet, Inc.NoneC_02079K107
Holdings [Line Items]
Percent of Total Investments	6.88%
Apollo Global Management, Inc.None_03769M106
Holdings [Line Items]
Percent of Total Investments	6.76%
RadNet, Inc.None_750491102
Holdings [Line Items]
Percent of Total Investments	6.31%
Blackstone, Inc.NoneA_09260D107
Holdings [Line Items]
Percent of Total Investments	6.00%
Ferguson Enterprises, Inc.None_31488V107
Holdings [Line Items]
Percent of Total Investments	5.59%
Sunbelt Rentals Holdings, Inc.None_866966104
Holdings [Line Items]
Percent of Total Investments	5.51%
Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	5.48%
Hilton Worldwide Holdings, Inc.None_43300A203
Holdings [Line Items]
Percent of Total Investments	5.15%
Zurn Elkay Water Solutions Corp.None_98983L108
Holdings [Line Items]
Percent of Total Investments	5.06%
Arthur J Gallagher & Co.None_363576109
Holdings [Line Items]
Percent of Total Investments	4.89%
Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%